As filed with the Securities and Exchange Commission on October 13, 2016.

Registration Nos. 333-145822

811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 552	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 14, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Journey individual flexible premium variable annuity contracts.

Filing Fee: None

Supplement dated October 14, 2016 to your Prospectus dated May 1, 2016,

for the Pacific Journey variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2016, as supplemented.

The purpose of this supplement is to modify the annual charge for a living benefit rider and announce various fund changes.

Effective November 1, 2016, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit rider will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage	0.70%

If you purchased the above referenced rider and your Rider Effective Date is before November 1, 2016, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus.  The Maximum Annual Charge Percentage is not changing for the optional rider listed above. Please see the CHARGES, FEES AND DEDUCTIONS — Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Effective September 30, 2016, the following changes are made to the Ivy Funds Variable Insurance Portfolios fund family:

The name of the Ivy Funds Variable Insurance Portfolios fund family changed to Ivy Variable Insurance Portfolios. In addition, the name of the applicable Investment Options changed to the following:

FROM	TO
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Energy	Ivy VIP Energy

The investment adviser to the Ivy Variable Insurance Portfolios changed from Waddell & Reed Investment Management Company to Ivy Investment Management Company.

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

On or about November 30, 2016, the following changes will be made to the GE Investments Funds, Inc. fund family:

The Board of Directors of the GE Investments Funds, Inc. approved a proposed rebranding of the fund company name and each of the underlying portfolios for vote by affected Contract Owners. If approved, on or about November 30, 2016, the fund company name GE Investments Funds, Inc. will be changed to State Street Variable Insurance Series Funds, Inc. and the fund name GE Investments Total Return Fund (Class 3) will be changed to State Street Total Return V.I.S. Fund (Class 3).

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Ivy Investment Management Company is the investment adviser for Ivy Variable Insurance Portfolios.

SSGA Funds Management, Inc. is the investment adviser for State Street Variable Insurance Series Funds, Inc.

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Ivy Distributors, Inc. pays us for each Ivy Variable Insurance Portfolio held by our separate accounts. State Street Global Markets, LLC, pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts.

Form No. PJSUP1016

Prospectus

(Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-16-546017 filed on April 19, 2016, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-16-546017 filed on April 19, 2016, and incorporated by reference herein.)

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

	(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2015 and for each of the periods presented which are incorporated by reference from the 2015 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

	(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

	1.	(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

	2.	Not applicable

	3.	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers; Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006 and incorporated by reference herein.

	4.	(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1136); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-07-001171, filed on August 31, 2007, and incorporated by reference herein.

		(b)	(1)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-15200); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-06-000999 filed on August 14, 2006 and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156); Included in Registrant’s Form N-4, File

		No. 333-145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

(c)	Section 457 Plan Rider (Form No. 24-123799); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-06-000999 filed on August 14, 2006 and incorporated by reference herein.

(d)

Individual Retirement Annuity Rider (Form No. 20-18900); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

(e)

Roth Individual Retirement Annuity Rider (Form No. 20-19000); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); Included in Registrant’s Form N-4, File No. 033- 88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

(g)

Qualified Retirement Plan Rider (Form No. 20-14200); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-06-000999 filed on August 14, 2006 and incorporated by reference herein.

(h)

Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900); Included in Registrant’s Form N-4, File No. 33- 88460, Accession No. 0001017062-01-000459 filed on March 2, 2001, and incorporated by reference herein.

(i)

Guaranteed Protection Advantage 5 Rider (Form No. 20-19600); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001193125-04-031337 filed on February 27, 2004 and incorporated by reference herein.

(j)	(1)	Income Access Rider (Form No. 20-1104); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001193125-04-031337 filed on February 27, 2004 and incorporated by reference herein.

	(2)	Income Access Endorsement (Form No. 15-1122); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-05-000440 filed on June 15, 2005 and incorporated by reference herein.

	(3)

Excess Withdrawal Endorsement (Form No. 15-1152C); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(k)

DCA Plus Fixed Option Rider (Form No. 20-1103); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001193125-03-099259 filed on December 24, 2003 and incorporated by reference herein.

(l)

Guaranteed Income Annuity Rider (Form No. 20-1118); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-04-000888 filed on October 15, 2004 and incorporated by reference herein.

(m)

Stepped-Up Death Benefit Rider (Form No. 20-1117); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-04-000888 filed on October 15, 2004 and incorporated by reference herein.

(n)	(1)

5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-000204, filed on March 8, 2007, and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(o)	(1)

Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-000204, filed on March 8, 2007, and incorporated by reference herein.

(2)

Excess Withdrawal Endorsement (Form No. 15-1152B); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(p)

Guaranteed Protection Advantage 3 Rider (Form No. 20-1144); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

(q)	(1)

Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

(2)

Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(r)

Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(s)

Guaranteed Withdrawal Benefit Rider (Form No. 20-1154); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(t)

Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155); Included in Registrant’s Form N-4, File No. 333- 136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(u)

Core Withdrawal Benefit Rider (Form No. 20-1162); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-09-000061, filed on February 9, 2009, and incorporated by reference herein.

(v)

Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-09-050719, filed on October 16, 2009, and incorporated by reference herein.

(w)

Core Withdrawal Benefit II Rider (Form No. 20-1178); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(x)

Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. ICC 10:20-1194); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-115916 filed on December 23, 2010, and incorporated by reference herein.

(y)

Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. ICC 10:20-1195); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-115916 filed on December 23, 2010, and incorporated by reference herein.

(z)

Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. ICC 11:20-1204); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-11-036750 filed on April 19, 2011, and incorporated by reference herein.

(aa)

Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. ICC 11:20-1205); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-11-036750 filed on April 19, 2011, and incorporated by reference herein.

(bb)

Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. ICC12:20-1256); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

(cc)	Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. ICC12:20-1257); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on

December 7, 2012 and incorporated by reference herein.

(dd)

Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. ICC12:20-1258); Included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein.

(ee)

Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. ICC12:20-1259); Included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein.

(ff)

Guaranteed Withdrawal Benefit XIII Rider (Form No. ICC12:20-1263); Included in Registration Statement on Form N- 4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

(gg)

Guaranteed Minimum Accumulation Benefit Rider (Form No. ICC12:20-1254); Included in Registration Statement on Form N- 4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

(hh)

Guaranteed Withdrawal Benefit XV Rider — Single Life (Form No. ICC12:20-1501); Included in Registration Statement on Form N-4, File No. 333-145822, Accession No. 0001193125-16-460284 filed on February 12, 2016 and incorporated by reference herein.

(ii)

Guaranteed Withdrawal Benefit XV Rider — Joint Life (Form No. ICC12:20-1502); Included in Registration Statement on Form N-4, File No. 333-145822, Accession No. 0001193125-16-460284 filed on February 12, 2016 and incorporated by reference herein.

5.	(a)	Variable Annuity Application; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-07-004782, filed on November 28, 2007, and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

	(b)	By-laws of Pacific Life; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

(c)

Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006 and incorporated by reference herein.

(d)

By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006 and incorporated by reference herein.

7.	(a)	Form of Reinsurance Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-08-000627, filed on April 22, 2008, and incorporated by reference herein.

	(b)	Reinsurance Agreement with Union Hamilton; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001 and incorporated by reference herein.

(b)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributions, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

(c)

Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(d)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-13-399341 filed on October 15, 2013, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-13-399341 filed on October 15, 2013, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

	(4)	Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-13-399341 filed on October 15, 2013, and incorporated by reference herein.

	(5)	Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(e)

Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

	(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-11-036750 filed on April 19, 2011, and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

	(4)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4 File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(5)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(f)

Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(g)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(4)	Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No.

333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(h)

Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(5)

Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(i)

Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

(j)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

(k)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

(l)

Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(m)

Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(n)

Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

(o)

Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333- 145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

(p)

Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-08-001560, filed on December 4, 2008, and incorporated by reference herein.

(q)

Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(r)

Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-11-036750 filed on April 19, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-11-036750 filed on April 19, 2011, and incorporated by reference herein.

(s)

Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

(t)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-10-036163, filed on April 20, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

(u)

Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-11-036750 filed on April 19, 2011, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(v)	(1)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(w)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

(x)

Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

	(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

(y)

Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333- 145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

(z)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

(aa)

Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000950123-12-006429 filed on April 24, 2012, and incorporated by reference herein.

	(1)	First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

(bb)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(cc)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(dd)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(ee)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N- 6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(ff)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(gg)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(hh)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(ii)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(jj)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(kk)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033- 21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(ll)

Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-118913, Accession No. 0000892569-05-000054 filed on February 10, 2005, and incorporated by reference herein.

	(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-12-502992 filed on December 14, 2012 and incorporated by reference herein.

(mm)	Fund Participation and Service Agreement with American Funds; included in Registrant’s Form N-4, File

No. 333-145822, Accession No. 0001193125-13-399341 filed on October 15, 2013, and incorporated by reference herein.

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(3)

Third Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

(nn)	Business Agreement with American Funds; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-13-399341 filed on October 15, 2013, and incorporated by reference herein.

(oo)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-14-143862 filed on April 15, 2014, and incorporated by reference herein.

(pp)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

(qq)

Distribution Fee Agreement with JPMorgan Insurance Trust; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(rr)

Fund Participation Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(1)

First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(ss)	Supplement Payment Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust)

(1)

First Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(2)

Second Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(3)

Third Amendment to Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

(tt)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-128825 filed on April 14, 2015, and incorporated by reference herein.

(uu)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

(vv)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

		(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

		(2)	Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

		(3)	Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

	(ww)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

(xx)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255.

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

	(zz)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(aaa)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

(bbb)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-15-346514 filed on October 19, 2015 and incorporated by reference herein.

9.

Opinion and Consent of legal officer of Pacific Life Insurance Company as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0000892569-07-001171, filed on August 31, 2007, and incorporated by reference herein.

10.

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-145822, Accession No. 0001193125-16-546017 filed on April 19, 2016, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, Chief Executive Officer and President

Adrian S. Griggs	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	90
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC #	Delaware	100
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC#	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Cadence Capital Management LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100

Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6693 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39388 LLC	Delaware	100
ACG Acquisition 39389 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG Acquisition 42152 LLC	Delaware	100
ACG Acquisition 42153 LLC	Delaware	100
ACG Acquisition 42156 LLC	Delaware	100
ACG Acquisition 42157 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100

ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
Aviation Capital Group Cayman Ltd.	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100

ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	100
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
CIAF Leasing 2 Limited	Ireland	100
Bauhinia Aviation Management Limited	Cayman Islands	50
Bauhinia Aviation Capital Limited	Cayman Islands	20
BAC Limited	Cayman Islands	100
Bauhinia Aviation Capital Ireland DAC	Ireland	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	76.84
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 27. Number of Contractholders

Pacific Journey—Approximately	26	Qualified
	74	Non Qualified

Item 28. Indemnification

(a)         The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)         The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c)          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)         PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)         For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)          PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)         to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 13th day of October, 2016.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris* Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris* Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	October 13, 2016
James T. Morris*

		Director, Executive Vice President and Chief Financial Officer	October 13, 2016
Adrian S. Griggs*

		Director, Senior Vice President and General Counsel	October 13, 2016
Sharon A. Cheever*

		Director, Vice President and Secretary	October 13, 2016
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	October 13, 2016
Edward R. Byrd*

		Vice President and Controller	October 13, 2016
Brian D. Klemens*

		Executive Vice President	October 13, 2016
Dewey P. Bushaw*

		Vice President and Treasurer	October 13, 2016
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		October 13, 2016
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-184973, Accession No. 0000950123-13-000795, filed on February 5, 2013, as Exhibit 13).